SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29.         SUBSEQUENT EVENTS

The Company has evaluated all events that have occurred subsequent to December 31, 2020 through the date that the consolidated financial statements were issued. Management has concluded that the following subsequent events required disclosure in these financial statements:

On February 12, 2021, the Company entered into a Securities Purchase Agreement with certain institutional investors for the sale of 588,236 common shares, at a purchase price of $3.57 per share. Concurrently with the sale of the Common Shares, pursuant to the Purchase Agreement the Company also sold warrants to purchase 588,236 common shares. The Company sold the Common Shares and Warrants for aggregate gross proceeds of approximately US$2.1 million, before commissions and expenses. The five-year Warrants will be immediately exercisable at an exercise price equal to $3.57 per share, and will terminate on the five-year anniversary of the initial exercise date of the Warrants. The net proceeds from the transactions will be approximately US$1.86 million, after deducting certain fees due to the placement agent and the Company's estimated transaction expenses, and will be used for working capital and general corporate purposes.

In addition, the Placement Agent of this offering also received five-year warrants (the "Compensation Warrants") to purchase up to a number of common shares equal to 5% of the aggregate number of shares sold in the Offering, including the warrant shares issuable upon exercise of the Warrants, which such Compensation Warrants have substantially the same terms as the Warrants sold in the Offering, except that such Compensation Warrants have an exercise price of $4.46 per share and will be exercisable six months from the effective date of this offering and will terminate on the five year anniversary of the effective date of this offering.

On March 2, 2021, one investor exercised 122,550 warrants (post-reverse split) at $2.37 per share for total proceeds of US$290,443; these exercised warrants were issued from the May 22, 2020 offering.